Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance at Mar. 31, 2020		₨ 714	₨ 18,889,154	₨ (11,219)	₨ (18,053,916)	₨ 689,295	₨ (22,087)	₨ 1,491,941	₨ 19,033		₨ 1,510,974
IfrsStatementLineItems [Line Items]
Loss for the period					(1,177,343)			(1,177,343)	(17,535)		(1,194,878)	[1]
Other comprehensive loss
Foreign currency translation differences loss							(4,552)	(4,552)			(4,552)
Remeasurement loss on defined benefit plan					2,194			2,194	30		2,224
Other comprehensive loss for the period, net of tax					2,194		(4,552)	(2,358)	30		(2,328)
Total comprehensive loss for the period, net of tax					(1,175,149)		(4,552)	(1,179,701)	(17,505)		(1,197,206)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					65,468	11,632		77,100			77,100
Exercise of options		15	578,803			(578,818)
Issuance of shares		109	796,077					796,186			796,186
Cost of issuance of shares			(23,979)					(23,979)			(23,979)
Change in non-controlling interest	[2]				(3,719)			(3,719)	3,719
Total contribution by owners		124	1,350,901		61,749	(567,186)		845,588	3,719		849,307
Change in non-controlling interest	[2]				(3,719)			(3,719)	3,719
Total other comprehensive loss					2,194		(4,552)	(2,358)	30		(2,328)
Total comprehensive loss					(1,175,149)		(4,552)	(1,179,701)	(17,505)		(1,197,206)
Total contribution by owners		124	1,350,901		61,749	(567,186)		845,588	3,719		849,307
Balance at Mar. 31, 2021		838	20,240,055	(11,219)	(19,167,316)	122,109	(26,639)	1,157,828	5,247		1,163,075
IfrsStatementLineItems [Line Items]
Loss for the period					(477,850)			(477,850)	(4,612)		(482,462)	[1]
Other comprehensive loss
Foreign currency translation differences loss							(5,640)	(5,640)			(5,640)
Remeasurement loss on defined benefit plan					(243)			(243)	(4)		(247)
Other comprehensive loss for the period, net of tax					(243)		(5,640)	(5,883)	(4)		(5,887)
Total comprehensive loss for the period, net of tax					(478,093)		(5,640)	(483,733)	(4,616)		(488,349)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					21,712	187,845		209,557			209,557
Exercise of options		4	46,419			(46,423)
Change in non-controlling interest	[3]				(977)			(977)	977
Total contribution by owners		4	46,419		28,318	141,422		216,163	1,352		217,515
Change in non-controlling interest	[3]				(977)			(977)	977
Transaction with non-controlling interest	[4]				7,583			7,583	375		7,958
Total other comprehensive loss					(243)		(5,640)	(5,883)	(4)		(5,887)
Total comprehensive loss					(478,093)		(5,640)	(483,733)	(4,616)		(488,349)
Total contribution by owners		4	46,419		28,318	141,422		216,163	1,352		217,515
Balance at Mar. 31, 2022		842	20,286,474	(11,219)	(19,617,091)	263,531	(32,279)	890,258	1,983		892,241
IfrsStatementLineItems [Line Items]
Loss for the period					(289,243)			(289,243)	1,075	$ (3,506)	(288,168)	[1]
Other comprehensive loss
Foreign currency translation differences loss							1,245	1,245		16	1,245
Remeasurement loss on defined benefit plan					(10,565)			(10,565)	(148)	(129)	(10,713)
Other comprehensive loss for the period, net of tax					(10,565)		1,245	(9,320)	(148)	(113)	(9,468)
Total comprehensive loss for the period, net of tax					(299,808)		1,245	(298,563)	927	(3,619)	(297,636)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					4,518	147,536		152,054			152,054
Exercise of options		8	129,665			(129,673)
Change in non-controlling interest	[5]				(8,714)			(8,714)	8,714
Total contribution by owners		8	102,325		(4,196)	17,863		116,000	8,714		124,714
Change in non-controlling interest	[5]				(8,714)			(8,714)	8,714
Total other comprehensive loss					(10,565)		1,245	(9,320)	(148)	(113)	(9,468)
Total comprehensive loss					(299,808)		1,245	(298,563)	927	(3,619)	(297,636)
Vested PSUs net settled for employee’s tax obligation (Refer note 30.2)			(27,340)					(27,340)			(27,340)
Total contribution by owners		8	102,325		(4,196)	17,863		116,000	8,714		124,714
Balance at Mar. 31, 2023		₨ 850	₨ 20,388,799	₨ (11,219)	₨ (19,921,095)	₨ 281,394	₨ (31,034)	₨ 707,695	₨ 11,624	$ 8,750	₨ 719,319

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[2]	Change in non-controlling interest represents impact of additional shares of a subsidiary issued to the Parent Company, where the non-controlling shareholder has not made equal subscription. The percentage holding of the parent is 98.63% as of March 31, 2021 (98.56% as of March 31, 2020), (refer to Note 6).
[3]	During first quarter of the financial year, Yatra India has allotted additional shares to the Parent Company, where the non-controlling shareholder has not made equal subscription, which leads to an increase in holding percentage from 98.63% to 98.64%, (refer to Note 6).
[4]	During the year, Yatra India has allotted shares outside the Group by converting trade payable of INR 7,958 of the stakeholder into equity, which leads to a dilution in parent’s holding from 98.64% to 98.55%.
[5]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company, where the non-controlling shareholder has not made equal subscription, which leads to an increase in holding percentage from 98.55% to 98.59% (refer to Note 6).